RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

	As of September 30,
	2023	2024
	US$	US$
Loan advance to related party
Sin Yuk Hung (shareholder)	218,109	-
Loan received from related party
Asia International Securities Exchange Co., Limited (shareholder)	935,107	2,430,691
Due (to) from related parties
Lam Shing Kwan Henry (former executive officer)	(17,099)	440,164
Ngan Ching Shun (executive officer)	(9,723)	260,957
Ng Yi To Peter (director)	(3,353)	82,085

	(30,175)	783,206

On December 1, 2022, the Company entered into facility letter with a shareholder, Sin Yuk Hung to offer facility of up to HK$2 million ($256,410) being made available to the shareholder for overdraft. Drawdown can be in different tranches approved by the Company and repaid at any time with one month’s notice. This loan bears an annual interest at a rate of 2.8% on the outstanding amount from drawdown tranche until repayment. The loan of US$218,109 was repaid on April 8, 2024.

On December 22, 2022, the Company entered into a loan and sale and purchase agreement (the “Agreement”) with Ngan Ching Shun and Asia International Securities Exchange Co., Ltd (“AISE”), pursuant to which AISE acquired 21% shareholding in the Company from Mr. Ngan and as part of the Agreement, AISE agreed to lend the Company up to the amount of US$2 million in order to finance for payment of the expenses of the proposed IPO.  AISE was top-up the amount of the Loan to US$2,430,691 as of September 2024 due to the actual IPO expenses exceed US$2 million. This loan is interest free and payable in full on within 180 days from the first trading date of the Company. AISE subsequently disposed of 4.5% to a third party shortly after the acquisition of the 21% shareholding and it remains as a 16.5% shareholder of the Company before IPO.

As of September 30, 2024, due from related parties are advances to related parties. As of September 30, 2023, due to related parties are net balances which due from related parties were offset against dividend payable. The advances are unsecured, non-interest bearing and due on demand. The Company has not recorded any imputed interest income or expenses for the year ended September 30, 2022, 2023 and 2024. The amount due from related parties are fully repaid in December 2024.

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of September 30, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2024
			US$	US$
Guarantee by Lam Shing Kwan Henry for revolving loans and credit card	Bank of Comm	On demand	897,435	897,435
Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	The Hongkong and Shanghai Banking Corporation Limited	On demand	7,949	-
Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Bank of Comm	On demand	769,230	591,207
			1,674,614	1,488,642

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.

The collateral and guarantee made by related parties to the Company as of September 30, 2023 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2023
			US$	US$
Guarantee by Lam Shing Kwan Henry for revolving loans and credit card	Bank of Comm	On demand	1,282,050	1,282,050
Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	The Hongkong and Shanghai Banking Corporation Limited	On demand	7,949	-
Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Bank of Comm	On demand	1,153,846	934,918
			2,443,845	2,216,968

The expiration date of the facilities of HKD 7,000,000 and HKD 3,000,000 are March 27, 2026 and April 28, 2027 respectively.